Earnings /(loss) per share - Summary of Dilutive earnings per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Numerator
Diluted income/ (loss) for the period attributable to ordinary shareholders	$ 59	$ (157)
Denominator
Weighted-average number of ordinary shares (Basic) (in shares)	4,099,960	3,950,064
Stock options (in shares)	12,946	0
RSU and Restricted ordinary shares (in shares)	86,677	0
Common shares issued for ESPP (in shares)	1,886	0
Weighted-average number of ordinary shares (Diluted) (in shares)	4,201,469	3,950,064
Diluted earnings/ (loss) per share attributable to ordinary shareholders (in USD per share)	$ 0.01	$ (0.04)